Investment Objectives and Goals	Apr. 01, 2026
Retail | Thornburg American Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Retail | Thornburg Focus Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focus Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.
Retirement | Thornburg American Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Opportunities Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation by investing in equity and debt securities of all types.
Retirement | Thornburg Focus Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Focus Growth Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital by investing in equity securities selected for their growth potential.